Non-current assets held for sale - Disclosure Of Non-current Assets Held For Sale And Discontinued Operations (Details) - Non-current assets held for sale [member] - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	$ 852,195	$ 700,909
Fisherton [member]
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	478,476	453,724
Mendoza [member]
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	155,915	154,682
Villa Lynch [member]
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	125,301
Bernal [member]
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	$ 92,503	$ 92,503